Financial Assets at Fair Value through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2025
Financial Assets at Fair Value through Profit or Loss [Abstract]
Schedule of Financial Assets at Fair Value through Profit or Loss

The breakdown of financial assets at fair value through profit or loss is as follows:

In thousands of USD	At June 30, 2025	At December 31, 2024
Investments in unlisted equity instruments
- Investment A	300	300
- Investment B	1,000	1,000
- Investment C	9,557	10,284
- Investment D – investment in a limited partnership set up by Matrixport Group (1)	19,292	21,795
- Investment E	1,500	1,500
- Investment F	925	726
- Investment I	2,009	1,876
- Investment J	500	500
Investments in unlisted debt instruments
- Investment G	1,000	1,000
- Investment H	3,540	3,540
Total	39,623	42,521

Current	4,540	4,540
Non-current	35,083	37,981
Total	39,623	42,521

(1)	See Note 26.